RESERVES - APPROPRIATIONS TO RESERVES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [line items]
Stated rate of appropriations from retained earninngs to reserves	10.00%	10.00%	10.00%
Stated rate of reserve to registered capital	50.00%
Statutory surplus reserve [member]
Disclosure of reserves within equity [line items]
Appropriation to reserves amount	¥ 101,982	¥ 117,050	¥ 111,760
Minimum [member] | Statutory surplus reserve [member]
Disclosure of reserves within equity [line items]
Stated rate of reserve to registered capital	25.00%